EVENTS AFTER THE REPORTING PERIOD (Details Narrative)												1 Months Ended										6 Months Ended
	Mar. 13, 2026 CAD ($) shares	Mar. 12, 2026 CAD ($) shares	Mar. 11, 2026 CAD ($) shares	Mar. 10, 2026 CAD ($) shares	Mar. 09, 2026 CAD ($) shares	Mar. 05, 2026 CAD ($) shares	Mar. 04, 2026 CAD ($) shares	Mar. 02, 2026 CAD ($) shares	Feb. 05, 2026 CAD ($) shares	Feb. 03, 2026 CAD ($) shares	Oct. 14, 2025 CAD ($) shares	Mar. 18, 2026 CAD ($) shares	Mar. 17, 2026 CAD ($) shares	Mar. 16, 2026 CAD ($) shares	Feb. 26, 2026 CAD ($) shares	Feb. 25, 2026 CAD ($) shares	Feb. 23, 2026 CAD ($) shares	Jan. 21, 2026 CAD ($) shares	Dec. 18, 2025 CAD ($) shares	Nov. 20, 2025 CAD ($) shares	Aug. 20, 2025 CAD ($) shares	Jan. 31, 2026 CAD ($)	Mar. 18, 2026 $ / shares	Mar. 17, 2026 $ / shares	Mar. 16, 2026 $ / shares	Mar. 13, 2026 $ / shares	Mar. 12, 2026 $ / shares	Mar. 11, 2026 $ / shares	Mar. 10, 2026 $ / shares	Mar. 09, 2026 $ / shares	Mar. 05, 2026 $ / shares	Mar. 04, 2026 $ / shares	Mar. 02, 2026 $ / shares	Feb. 26, 2026 $ / shares	Feb. 25, 2026 $ / shares	Feb. 23, 2026 $ / shares	Feb. 05, 2026 $ / shares	Feb. 03, 2026 $ / shares
Statement [Line Items]
Shares issued upon exercise of flow-through warrants											25,407							1,200,000	138,889	433,334	357,144
Proceeds from warrants | $											$ 15,200							$ 720,000	$ 25,000	$ 260,000	$ 214,286	$ 535,006
Event After Reporting Period [Member]
Statement [Line Items]
Shares issued upon exercise of flow-through warrants	23,810	5,000	71,156	837,500	17,857	20,000	25,952	82,500	5,952	5,000		103,310	10,000	500,000	200,000	183,520	210,000
Number of Warrants Expired												198,037
Exercise price of warrant | $ / shares																							$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60
Exercise price | $ / shares																							$ 0.60
Proceeds from warrants | $	$ 14,286	$ 3,000	$ 42,694	$ 502,500	$ 10,714	$ 12,000	$ 15,571	$ 49,500	$ 3,571	$ 3,000		$ 61,986	$ 6,000	$ 300,000	$ 120,000	$ 110,112	$ 126,000